INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables Abstract
Schedule of reconciliation of income tax expense
	12/31/2017	12/31/2016
US
Income before income taxes	$(6,209,768)	$(592,288)
Taxes under statutory US tax rates	$(2,111,321)	$(201,378)
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	$156,724	$193,451
Foreign tax rate differential	$424,810	$19,122
Tax Cuts and Jobs Act	$181,881	$-
Permanent differences	$1,384,635	$360
State taxes	$(31,629)	$(11,594)
Income tax (expense) income	$5,100	$(39)

Schedule of deferred tax assets and liabilities
	12/31/2017	12/31/2016
US
Net operating loss carry forward	$399,115	$329,848
Greece
Net operating loss carry forward	53,177	176,443
Cyprus
Net operating loss carry forward	11,274	11,052
United Kingdom
Net operating loss carry forward	50,772	11,052
Total deferred tax asset	514,338	517,343
Valuation allowance	(514,338)	(517,343)
Deferred tax asset, net	$-	$-